Leases - Summary of Reconciliation of Changes in Lease Liabilities and Assets (Detail) - CAD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance	$ 947,000.00	$ 1,700,000
Lease accretion	81,000	105,000
Lease additions	440,000
Payments	(611,000)	(724,000)	$ (524,000)
Foreign exchange	41,000	(134,000)
Lease liabilities, ending balance	898,000.00	947,000.00	1,700,000
Lease asset, beginning balance	979,000	1,844,000
Amortization	(647,000)	(719,000)
Additions	518,000
Foreign exchange	44,000	(146,000)
Lease asset, ending balance	894,000	979,000	1,844,000
Office [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease asset, beginning balance	208,000	260,000
Amortization	(52,000)	(52,000)
Lease asset, ending balance	156,000	208,000	260,000
Mining Equipment [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease asset, beginning balance	771,000	1,584,000
Amortization	(595,000)	(667,000)
Additions	518,000
Foreign exchange	44,000	(146,000)
Lease asset, ending balance	738,000	771,000	1,584,000
Starcore [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance	223,000	269,000
Lease accretion	16,000	20,000
Payments	(66,000)	(66,000)
Lease liabilities, ending balance	173,000	223,000	269,000
Bernal [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance	724,000	1,431,000
Lease accretion	65,000	85,000
Lease additions	440,000
Payments	(545,000)	(658,000)
Foreign exchange	41,000	(134,000)
Lease liabilities, ending balance	$ 725,000	$ 724,000	$ 1,431,000